Expense Example, No Redemption {- Fidelity Advisor® Financial Services Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-26 - Fidelity Advisor® Financial Services Fund	Sep. 29, 2020 USD ($)
Fidelity Advisor Financial Services Fund-Class A
Expense Example, No Redemption:
1 Year	$ 680
3 Years	902
5 Years	1,141
10 Years	1,827
Fidelity Advisor Financial Services Fund-Class M
Expense Example, No Redemption:
1 Year	483
3 Years	763
5 Years	1,063
10 Years	1,917
Fidelity Advisor Financial Services Fund-Class C
Expense Example, No Redemption:
1 Year	187
3 Years	579
5 Years	995
10 Years	2,159
Fidelity Advisor Financial Services Fund- Class I
Expense Example, No Redemption:
1 Year	82
3 Years	255
5 Years	444
10 Years	990
Class Z
Expense Example, No Redemption:
1 Year	68
3 Years	214
5 Years	373
10 Years	$ 835